Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	May 20, 2019	Jun. 15, 2018	May 31, 2018	May 07, 2018	Mar. 23, 2018	Mar. 16, 2018	Jan. 30, 2017	Nov. 24, 2015	Jan. 31, 2019	Apr. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized											100,000,000			100,000,000	100,000,000	100,000,000
Common stock, par value											$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized											5,000,000			5,000,000	5,000,000	5,000,000
Preferred stock, par value											$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Stock option issued to purchase units										216,667
Number of shares options granted														165,000
Fair value of the options issued							$ 1,831
Expected term														3 years 9 months
Expected dividend yield														0.00%			0.00%
Expected annual volatility														52.00%			36.00%
Minimum [Member]
Stock options exercise price per share										$ 21.77
Expected term																	6 years 2 months 1 day
Maximum [Member]
Fair value of the options issued										$ 269
Expected term																	6 years 2 months 30 days
Non-Employee Directors [Member]
Stock option issued to purchase units					15,123
Granted stock options term					5 years
Fair value of the options issued					$ 350
Expected term					3 years 6 months
Expected risk-free rate					2.42%
Expected dividend yield					0.00%
Expected annual volatility					39.00%
Stock options vesting term					3 years
Employees [Member]
Granted stock options term														5 years
Number of shares options granted														165,000
Fair value of the options issued														$ 444
Stock options vesting term														4 years
Employees [Member] | Minimum [Member]
Stock options exercise price per share											6.47			$ 6.47
Employees [Member] | Maximum [Member]
Stock options exercise price per share											$ 6.53			$ 6.53
Unit Purchase Options [Member]
Stock option issued to purchase units								400,000
Stock expiration date								Nov. 24, 2020
Stock option issued to purchase units price per share								$ 10.00
Number of warrant to purchase shares of common stock						200,000
Exchange of unit purchase options cancelled									$ 500
Unit Purchase Options [Member] | Designees [Member]
Purchased price of EBC units								$ 100
Common Stock [Member]
Shares Issuable pursuant to Andina rights								57,142
Number of warrant to purchase shares of common stock								200,000
Warrant exercise price								$ 11.50
Common Stock [Member] | Unit Purchase Options [Member]
Shares Issuable pursuant to Andina rights								457,142
Non-Redeemable Pre-funded Warrants [Member]
Number of warrant to purchase shares of common stock						2,155,000					1,339,499			1,339,499	1,339,499	1,339,499
Warrant exercise price						$ 11.50					$ 0.01			$ 0.01	$ 0.01	$ 0.01
Five Year Incentive Stock Options [Member]
Granted stock options term				5 years		5 years
Number of shares options granted						3,573,113
Stock options exercise price per share						$ 11.10
Fair value of the options issued				$ 2,357		$ 15,004
Expected term				5 years		5 years
Expected risk-free rate				2.74%		2.62%
Expected dividend yield				0.00%		0.00%
Expected annual volatility				54.70%		42.80%
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche One [Member]
Stock option vesting percentage						30.00%
Stock option vested price per share						$ 13.125
Stock options vesting term				11 months 19 days		8 months 26 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Stock option vesting percentage						30.00%
Stock option vested price per share						$ 17.50
Stock options vesting term				1 year 9 months		1 year 7 months 21 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Three [Member]
Stock option vesting percentage						30.00%
Stock option vested price per share						$ 21.875
Stock options vesting term				2 years 1 month 24 days		2 years 2 months 27 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Four [Member]
Stock option vesting percentage						10.00%
Stock option vested price per share						$ 35.00
Stock options vesting term				2 years 11 months 15 days		3 years 1 month 16 days
Five Year Incentive Stock Options [Member] | Non-Employee Directors [Member]
Stock option issued to purchase units					14,218	99,526
Stock option issued to purchase units price per share					$ 10.40
Granted stock options term					5 years	5 years
Stock options exercise price per share						$ 11.10
Number of options forfeited			15,123
Fair value of the options issued					$ 350
Expected term					3 years 6 months
Expected risk-free rate					2.42%
Expected dividend yield					0.00%
Expected annual volatility					39.00%
Stock options vesting term						3 years
CEO Stock Options [Member]
Number of shares options granted						1,458,414
CFO Stock Options [Member]
Number of shares options granted				583,366		583,366
Number of stock option exercisable				583,366
Number of options forfeited		583,366
New Five Year Incentive Stock Options [Member] | Non-Employee Directors [Member]
Stock option issued to purchase units					15,123
Stock option issued to purchase units price per share					$ 10.40
Stock Options [Member]
Stock based compensation related to awards with service conditions																	$ 497
Compensation cost unrecognized											$ 3,998			$ 3,998
Weighted average service period														1 year 2 months 30 days
Weighted average grant date fair value of awards issued														$ 2.69
2018 Long-Term Incentive Equity Plan [Member]
Maximum percentage on options may be issued						13.00%
Options issuable under stock price trigger						$ 8.75
Number of common shares reserved for future issuance	600,000										746,986			746,986	166,145	166,145
2019 Employee Stock Purchase Plan [Member]
Number of common shares reserved for future issuance	900,000
Common stock purchase price, description	Participants in the plan may purchase shares of common stock at a purchase price which will not be less than the lesser of 85% of the fair market value per share of the common on the first day of the purchase period or the last day of the purchase period.
Successor [Member]
Common stock, shares authorized											100,000,000			100,000,000	100,000,000	100,000,000
Common stock, par value											$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized											5,000,000			5,000,000	5,000,000	5,000,000
Preferred stock, par value											$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Number of shares options granted															4,271,128
Stock based compensation related to awards with market conditions											$ 1,059	$ 2,621	$ 3,100	$ 2,529
Stock based compensation related to awards with service conditions											$ 53	$ 25	$ 29	$ 96	$ 8,541
Successor [Member] | Stock Options [Member]
Compensation cost unrecognized															$ 6,593	$ 6,593
Weighted average service period																2 years 1 month 6 days
Weighted average grant date fair value of awards issued																$ 4.16
Increased Plan By Formula [Member] | 2018 Long-Term Incentive Equity Plan [Member]
Maximum percentage on options may be issued						18.00%